Offerings	Dec. 10, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	38,944,662
Proposed Maximum Offering Price per Unit | $ / shares	0.3639
Maximum Aggregate Offering Price	$ 14,171,962.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,957.15
Offering Note	Represents an aggregate of 38,944,662 shares of Common Stock consisting of (i) 535,759 shares of Common Stock that the Registrant issued to the Selling Stockholder under the Securities Purchase Agreement dated November 24, 2025 and (ii) 38,408,903 shares of Common Stock issuable pursuant to the ELOC Purchase Agreement.Pursuant to Rule 416 under the Securities Act, the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low price per share of the Registrant’s Common Stock as reported on the NYSE American on December 4, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock Underlying the November Common Stock Purchase Warrants
Amount Registered | shares	4,687,500
Proposed Maximum Offering Price per Unit | $ / shares	0.3639
Maximum Aggregate Offering Price	$ 1,705,781.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 235.57
Offering Note	Represents an aggregate of 4,687,500 shares of Common Stock issuable to the Selling Stockholder upon exercise of the November Common Stock Purchase Warrants.Pursuant to Rule 416 under the Securities Act, the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low price per share of the Registrant’s Common Stock as reported on the NYSE American on December 4, 2025.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock Underlying the November Pre-Funded Warrants
Amount Registered | shares	4,151,741
Proposed Maximum Offering Price per Unit | $ / shares	0.3639
Maximum Aggregate Offering Price	$ 1,510,818.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 208.64
Offering Note	Represents an aggregate of 4,151,741 shares of Common Stock issuable to the Selling Stockholder upon exercise of the November Pre-Funded Warrants.Pursuant to Rule 416 under the Securities Act, the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low price per share of the Registrant’s Common Stock as reported on the NYSE American on December 4, 2025.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock Underlying the Placement Agent Warrants
Amount Registered | shares	187,500
Proposed Maximum Offering Price per Unit | $ / shares	0.3639
Maximum Aggregate Offering Price	$ 68,231.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 9.42
Offering Note	Represents an aggregate of 187,500 shares of Common Stock issuable to the Selling Stockholder upon exercise of the November Placement Agent Warrants.Pursuant to Rule 416 under the Securities Act, the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low price per share of the Registrant’s Common Stock as reported on the NYSE American on December 4, 2025.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock Underlying the ELOC Warrants
Amount Registered | shares	3,840,890
Proposed Maximum Offering Price per Unit | $ / shares	0.3639
Maximum Aggregate Offering Price	$ 1,397,699.87
Fee Rate	0.01381%
Amount of Registration Fee	$ 193.02
Offering Note	Represents an aggregate of 3,840,890 shares of Common Stock issuable to the Selling Stockholder upon exercise of the ELOC Warrants.Pursuant to Rule 416 under the Securities Act, the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low price per share of the Registrant’s Common Stock as reported on the NYSE American on December 4, 2025.